NOTE 10 - RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	12 Months Ended
	Apr. 17, 2015 USD ($)	Jul. 31, 2016 USD ($)	May 31, 2016 USD ($) shares	May 31, 2015 USD ($) shares
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			$ 267,493	$ 106,250
Due to Related Parties, Current			17,930	18,455
Imputed Interest, Debt			1,078	$ 716
Number of Founders				3
Stock Issued During Period, Shares, New Issues (in Shares) | shares				15,000,000
Stock Issued During Period, Value, New Issues				$ 1,000,000
Proceeds from Issuance of Common Stock			0	1,000,000
Asset Impairment Charges			0	500,000
Notes, Loans and Financing Receivable, Net, Noncurrent			0	0
Allocated Share-based Compensation Expense			327,500	37,500
Chief Executive Officer [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			250,000	106,250
Chief Executive Officer and Director [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Imputed Interest, Debt			1,078	$ 716
Former Officer [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			$ 16,290
Each Founder [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of Founders				3
Stock Issued During Period, Shares, New Issues (in Shares) | shares				5,000,000
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares			250,000
Allocated Share-based Compensation Expense			$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Colorado Agreement [Member] | Affiliated Entity [Member] | Building [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Future Minimum Payments Receivable	$ 1,067,067
Lessee Leasing Arrangements, Operating Leases, Term of Contract	72 months
Notes Receivable [Member] | Affiliated Entity [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Financing Receivable, Gross	$ 500,000			$ 500,000
Loans and Leases Receivable, Description	Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017 (the “Payment Date”) and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing on the Payment Date and continuing until paid in full. All remaining outstanding principal and any accumulated unpaid interest due under the Note will be due and payable on the fifth anniversary of the Payment Date.			Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing three in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017, and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full. All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder.
Note Receivable, Interest Rate, Stated Percentage	12.00%			12.00%
Asset Impairment Charges	$ 500,000			$ 500,000
Notes, Loans and Financing Receivable, Net, Noncurrent			$ 0	0
Allowance for Doubtful Accounts Receivable			$ 500,000	$ 500,000
Accrued Salary Converted to Convertible Note [Member] | Chief Executive Officer and Director [Member] | Subsequent Event [Member]
NOTE 10 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 250,000